Risk Management - Summary of Credit Loss Allowance Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Beginning balance	$ 352
(Decrease) Increase in credit losses allowance	97	$ (287)	$ (293)
Write offs		(275)
Ending balance	142	352
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Beginning balance	352	340
(Decrease) Increase in credit losses allowance	(187)	254	293
Write offs		(275)
Translation effect	(23)	33
Ending balance	$ 142	$ 352	$ 340